NOTE PAYABLE – CONVERTIBLE – RELATED PARTY (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	May 12, 2021	Feb. 12, 2021	Aug. 03, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Notes payable - convertible - related party				$ 1,689,746		$ 1,689,746		$ 1,025,000	$ 0
Amount of debt conversion									531,100
Proceeds from convertible debt						579,741	$ 585,000	1,620,000	408,000
Repayments of Convertible Debt						$ 35,000	348,000	$ 348,000	104,704
Warrants Term						5 years
Exercise price of warrants								$ 0.30
Gain (Loss) on Extinguishment of Debt				(3,056,892)	$ 980	$ (6,743,015)	980	$ (56,948)
Interest expense								5,041	7,675
Accrued interest								0	11,244
Convertible Promissory Note Investors [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Amount of debt conversion			$ 1,000,000
Interest rate	20.00%	20.00%	20.00%
Debt Instrument, Term	9 months	3 months	6 months
Proceeds from convertible debt			$ 500,000
Conversion price			$ 0.01
Debt principal amount	$ 1,689,746	$ 1,610,005	$ 750,000
Repayments of Convertible Debt	1,610,005	1,000,000
Accrued interest paid	$ 79,742	$ 110,005
Debt Conversion, Converted Instrument, Warrants or Options Issued	7,500,000	15,000,000
Warrants Term	5 years	5 years
Extinguishment of Debt, Gain (Loss), Net of Tax		$ 3,686,136
Exercise price of warrants	$ 0.35
Gain (Loss) on Extinguishment of Debt	$ 1,874,705
Convertible Notes Payable Related Party [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest expense				84,605	$ 74,029	151,521	$ 74,029	93,736	4,704
Accrued interest				$ 46,048		$ 46,048		$ 86,574	$ 0